Fair Value of financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Fair Value of financial assets and liabilities
Fair Value of financial assets and liabilities

(15) Fair Value of financial assets and liabilities

-Accounting Principles-

For financial reporting purposes, financial instruments are categorized into Level 1, 2 or 3, based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are as follows:

●	Level 1 – inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets that the company can access at the measurement date.
●	Level 2 – all significant inputs (other than quoted prices included within Level 1) are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).
●	Level 3 – one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, for the asset or liability.

Transfers between levels of the fair value hierarchy are recognized at the end of the reporting period during which the change has occurred.

Specific valuation techniques used to value financial instruments include:

Level 1

Instruments included in level 1 are comprised primarily of listed equity investments classified as financial assets carried at fair value through profit or loss or carried at fair value through other comprehensive income. The fair value of financial instruments traded in active markets is based on quoted market prices at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis.

Level 2

The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives or convertible bond instruments) is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are based on observable market data, the instrument is included in level 2. The fair value of derivatives is calculated as the present value of the estimated future cash flows based on observable interest yield curves, basis spread and foreign exchange rates.

The fair value of debt is estimated on the basis of the quoted market prices for certain issuances, or on the basis of discounted cash flow analysis using market rates.

Level 3

If one or more of the significant inputs are not based on observable market data, such as third-party pricing information without adjustments, the instrument is included in level 3.

The fair value of contingent consideration is dependent on the terms of the respective acquisition agreement that may require the Group to pay additional consideration to former shareholders if specified future events occur or conditions are met.

The fair value measurement is based on management’s estimates and assumptions and hence classified as Level 3 in the fair value hierarchy.

-Fair Values-

The following table shows the fair value of the financial assets and liabilities measured at fair value and financial liabilities measured at amortized cost together with the corresponding carrying amounts from the statement of financial position as of December 31, 2023 and December 31, 2022 and their respective fair value level. Financial assets measured at amortized cost approximate their carrying amounts in the statement of financial position.

	December 31, 2023
	Carrying
in k€	amount	Fair value	Level 1	Level 2	Level 3
Financial assets
Equity instruments	128,109	128,109	81,417	9,543	37,149
Other financial assets	3,179	3,179	—	—	3,179
Financial assets carried at FVTPL	131,288	131,288	81,417	9,543	40,328
Equity instruments	7,484	7,484	7,484	—	—
Short - term investments[1]	321,550	321,550	321,550	—	—
Financial assets carried at FVTOCI	329,034	329,034	329,034	—	—
Derivative financial instruments	6,137	6,137		6,137
Financial assets carried at fair value	466,459	466,459	410,451	15,680	40,328

Financial liabilities
Contingent consideration	(311)	(311)	—	—	(311)
Financial Liabilities carried at FVTPL	(311)	(311)	—	—	(311)
Derivative financial instruments	(193)	(193)	(193)	—	—
Financial liabilities carried at fair value	(504)	(504)	(193)	—	(311)
Trade account payables	(134,319)	(134,319)	—	—	—
Loans and borrowings	(437,058)	(380,204)
Other liabilities	(190,527)	(190,527)	—	—	—
Carried at (amortized) costs	(761,904)	(705,050)	—	—	—
Total financial liabilities	(762,408)	(705,554)	(193)	—	(311)

¹ Short-term investments include investments which are measured at FVTOCI in the amount of € 83,203k as well as money market funds that are included in cash and cash equivalents on the balance sheet in the amount of € 238,346k and are measured at FVTOCI.

	December 31, 2022
	Carrying
in k€	amount	Fair value	Level 1	Level 2	Level 3
Financial Asset
Equity instruments	122,477	122,477	70,133	—	52,344
Other financial assets	1,531	1,531	—	—	1,531
Financial assets carried at FVTPL	124,008	124,008	70,133	—	53,875
Equity instruments	8,565	8,565	8,565	—	—
Short-term investments¹	288,874	288,874	288,874	—	—
Financial assets carried at FVTOCI	297,439	297,439	297,439	—	—
Derivative financial instruments	8,215	8,215	—	8,215
Total financial assets carried at fair value	429,662	429,662	367,572	8,215	53,875

Financial liabilities
Contingent consideration	(306)	(306)	—	—	(306)
Financial Liabilities carried at FVTPL	(306)	(306)	—	—	(306)
Derivative financial instruments	(7,358)	(7,358)	—	(7,358)	—
Financial liabilities carried at fair value	(7,358)	(7,358)	—	(7,358)	—
Trade account payables	(97,278)	(97,278)	—	—	—
Loans and borrowings	(329,851)	(308,130)	—	—	—
Other liabilities	(177,800)	(177,800)	—	—	—
Carried at (amortized) costs	(933,986)	(912,265)	—	—	—
Total financial liabilities	(941,650)	(919,929)	—	(7,358)	(306)

[1] Short-term investments include investments which are measured at FVTOCI in the amount of € 105,334k as well as money market funds that are included in cash and cash equivalents on the balance sheet in the amount of € 183,540k and are measured at FVTOCI.

Other Financials Assets carried at Fair Value through Profit & Loss consists of convertible loans granted to long-term investments in accordance with IFRS 9 in the amount of € 3,179k (2022: € 1,531k). The following tables show the development in financial years 2023 and 2022 of the fair values of Level 3:

		Equity Instruments
		and other
		financial assets	Contingent
in k€	Note	Instruments	consideration
Balance as of Jan 1, 2023		53,875	(306)
Additions	10	14,028	—
Disposal	10	(3,523)	—
Transfer from Level 3 to Level 2		(10,909)	—
Fair Value Change		(13,144)	(5)
Balance on December 31, 2023		40,328	(311)

		Equity Instruments
		and other
		financial assets	Contingent
in k€	Note	Instruments[1]	consideration
Balance as of Jan 1, 2022		25,458	(1,103)
Additions	10	25,846	(14)
Disposal	10	—	—
Transfer from Level 3 to Level 2		—	—
Fair Value Change		2,571	811
Balance on December 31, 2022		53,875	(306)

[1] Previous year figures were adjusted to include convertible loans.

The effects recognized in the income statement above from the adjustment of the fair values at level 3 were included in the consolidated income statement under “Other operating income” and “interest expense”.

For the fair value of the level 3 hierarchy, possible alternative assumptions of significant unobservable inputs would have ceteris paribus the following effects as of December 31, 2023 and 2022:

	2023		2022
	Net result		Net result
	Increase	Decrease	Increase	Decrease
	k€	k€	k€	k€
Contingent consideration
Discount rate (change of 1.5%-points)	(3)	3	(7)	7